UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of Registrant as specified in charter)

One Lincoln Street
4th Floor
Boston, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
David James Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 5th Floor CPH 0326 Boston, Massachusetts 02116	Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, Massachusetts 02109

Registrant’s telephone number, including area code:  (617) 662-1742

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2013

Item 1:	Reports to Shareholders.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO SEMI-ANNUAL REPORT June 30, 2013 (Unaudited)

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Expense Example
June 30, 2013 (Unaudited)

As a shareholder of the State Street Navigator Securities Lending Prime Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2013 to June 30, 2013.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds.  It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2013
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,001.00	$0.15
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.15

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of June 30, 2013 was 0.03%.  The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Portfolio Statistics
June 30, 2013 (Unaudited)

Portfolio Composition By Investment Type*	June 30, 2013
Certificates of Deposit	41.2%
Financial Company Commercial Paper	19.2%
Other Notes	13.6%
Government Agency Repurchase Agreements	12.6%
Treasury Repurchase Agreements	7.7%
Asset Backed Commercial Paper	5.7%
Total	100.00%

Portfolio Composition By Rating*	June 30, 2013
A-1	54.5%
A-1+	25.2%
Repurchase Agreements (A-1)	14.0%
Repurchase Agreements (A-2)	4.1%
Repurchase Agreements (A-1+)	2.2%
Total	100.00%

* As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments
June 30, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

ASSET BACKED COMMERCIAL PAPER — 5.7%
P-1, A-1	Gemini Securitization Corp. LLC (a)(b)	0.233%	08/27/2013	08/27/2013	$40,000,000	$39,985,433
P-1, A-1	Gemini Securitization Corp. LLC (a)(b)	0.243%	09/27/2013	09/27/2013	70,000,000	69,958,934
P-1, A-1+	Kells Funding LLC (b)(c)	0.223%	07/19/2013	07/19/2013	100,000,000	99,989,000
P-1, A-1+	Kells Funding LLC (b)(c)	0.223%	07/25/2013	07/25/2013	50,000,000	49,992,667
P-1, A-1+	Kells Funding LLC (b)(c)	0.223%	08/22/2013	08/22/2013	100,000,000	99,968,222
P-1, A-1+	Kells Funding LLC (b)(c)	0.220%	09/04/2013	09/04/2013	30,000,000	29,988,083
P-1, A-1+	Kells Funding LLC (b)(c)	0.220%	09/18/2013	09/18/2013	55,000,000	54,973,447
P-1, A-1+	Kells Funding LLC (b)(c)	0.220%	09/23/2013	09/23/2013	100,000,000	99,948,667
P-1, A-1	Northern Pines Funding LLC (b)(c)	0.243%	09/10/2013	09/10/2013	100,000,000	99,952,667
P-1, A-1	Ridgefield Funding Co. (b)(c)	0.330%	07/08/2013	07/08/2013	120,000,000	119,992,300

TOTAL ASSET BACKED COMMERCIAL PAPER						764,749,420

FINANCIAL COMPANY COMMERCIAL PAPER — 19.2%
P-1, A-1+	Australia & New Zealand (a)(b)	0.213%	07/01/2013	07/01/2013	80,000,000	80,000,000
P-1, A-1	BNP Paribas (b)	0.360%	07/11/2013	07/11/2013	65,000,000	64,993,500
P-1, A-1+	Caisse des Depots et Consignations (b)(c)	0.238%	07/10/2013	07/10/2013	218,000,000	217,987,192
P-1, A-1+	Caisse des Depots et Consignations (b)(c)	0.221%	07/30/2013	07/30/2013	50,000,000	49,991,139
P-1, A-1+	Caisse des Depots et Consignations (b)(c)	0.223%	08/01/2013	08/01/2013	250,000,000	249,952,639
P-1, A-1+	Caisse des Depots et Consignations (b)(c)	0.220%	09/03/2013	09/03/2013	59,000,000	58,976,924
P-1, A-1+	Caisse des Depots et Consignations (b)(c)	0.216%	09/09/2013	09/09/2013	100,000,000	99,958,194
P-1, A-1	Collateralized Commercial Paper Co. LLC (b)	0.345%	07/08/2013	07/08/2013	105,000,000	104,993,058
P-1, A-1+	Commonwealth Bank of Australia (a)(b)	0.172%	08/29/2013	08/29/2013	25,000,000	24,993,035
P-1, A-1+	General Electric Capital Corp. (b)	0.203%	07/03/2013	07/03/2013	48,000,000	47,999,467
P-1, A-1+	General Electric Capital Corp. (b)	0.223%	07/30/2013	07/30/2013	100,000,000	99,982,278
P-1, A-1+	HSBC Bank PLC (a)(b)	0.329%	07/09/2013	07/09/2013	42,841,000	42,841,000
P-1, A-1+	HSBC Bank PLC (a)(b)(d)	0.323%	08/05/2013	02/05/2014	26,000,000	25,998,588
P-1, A-1+	HSBC Bank PLC (a)(b)(d)	0.323%	08/07/2013	02/07/2014	16,000,000	15,999,806
P-1, A-1	JPMorgan Chase & Co. (a)(d)	0.353%	08/05/2013	02/04/2014	160,000,000	160,000,000
P-1, A-1+	National Australia Funding (a)(b)	0.170%	08/30/2013	08/30/2013	55,000,000	54,984,417
P-1, A-1+	National Australia Funding (a)(b)	0.172%	08/30/2013	08/30/2013	120,000,000	119,966,000
P-1, A-1	Nationwide Building Society (a)(b)	0.233%	07/05/2013	07/05/2013	35,000,000	34,999,106
P-1, A-1+	Nordea Bank AB (b)	0.203%	09/03/2013	09/03/2013	150,000,000	149,946,667
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(b)	0.254%	08/23/2013	08/23/2013	86,000,000	85,968,347
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(b)	0.254%	08/27/2013	08/27/2013	64,000,000	63,974,667
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(b)	0.254%	08/28/2013	08/28/2013	175,000,000	174,929,514
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(b)	0.254%	08/29/2013	08/29/2013	100,000,000	99,959,028
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(b)	0.233%	09/03/2013	09/03/2013	300,000,000	299,877,333
P-1, A-1+	Toyota Motor Credit Corp. (b)	0.203%	07/23/2013	07/23/2013	49,000,000	48,994,011
P-1, A-1+	Westpac Banking Corp. (a)(d)	0.326%	07/22/2013	01/21/2014	50,000,000	50,000,000
P-1, A-1+	Westpac Banking Corp. (a)(d)	0.325%	07/24/2013	01/24/2014	65,000,000	65,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						2,593,265,910

CERTIFICATES OF DEPOSIT — 41.2%
P-1, A-1	Bank of Montreal	0.200%	07/24/2013	07/24/2013	80,000,000	80,000,000
P-1, A-1	Bank of Montreal	0.180%	09/05/2013	09/05/2013	145,000,000	145,000,000
P-1, A-1	Bank of Montreal (d)	0.263%	07/18/2013	12/13/2013	115,000,000	115,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.263%	07/08/2013	12/03/2013	137,702,000	137,702,000
P-1, A-1	Barclays Bank	0.420%	07/15/2013	07/15/2013	90,000,000	90,000,000
P-1, A-1	Barclays Bank (d)	0.452%	07/19/2013	08/16/2013	250,000,000	250,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	Barclays Bank (d)	0.404%	07/03/2013	09/03/2013	$185,000,000	$185,000,000
P-1, A-1	BNP Paribas	0.260%	07/08/2013	07/08/2013	215,000,000	215,000,000
P-1, A-1	BNP Paribas	0.360%	07/11/2013	07/11/2013	65,000,000	65,000,000
P-1, A-1	Branch Banking & Trust	0.200%	08/01/2013	08/01/2013	100,000,000	100,000,000
P-1, A-1	Branch Banking & Trust	0.190%	09/23/2013	09/23/2013	68,000,000	68,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.294%	07/05/2013	12/03/2013	82,621,000	82,621,000
P-1, A-1	Credit Suisse	0.250%	07/05/2013	07/05/2013	140,000,000	140,000,000
P-1, A-1	Credit Suisse (d)	0.244%	07/05/2013	08/05/2013	135,000,000	135,000,000
P-1, A-1	Credit Suisse	0.270%	10/11/2013	10/11/2013	250,000,000	250,000,000
P-1, A-1	Deutsche Bank AG	0.255%	09/27/2013	09/27/2013	75,000,000	75,000,000
P-1, A-1	Deutsche Bank AG	0.280%	10/30/2013	10/30/2013	350,000,000	350,000,000
P-1, A-1	ING Bank NV	0.260%	10/15/2013	10/15/2013	140,000,000	140,000,000
P-1, A-1	Lloyds TSB Bank	0.200%	07/24/2013	07/24/2013	400,000,000	400,000,000
P-1, A-1	Lloyds TSB Bank	0.200%	08/01/2013	08/01/2013	200,000,000	200,000,000
P-1, A-1+	Nordea Bank AB (d)	0.278%	07/17/2013	01/17/2014	75,000,000	75,000,000
P-1, A-1	Norinchukin Bank	0.160%	07/29/2013	07/29/2013	400,000,000	400,000,000
P-1, A-1+	Rabobank Nederland NV	0.378%	07/17/2013	07/17/2013	45,901,000	45,901,000
P-1, A-1+	Rabobank Nederland NV	0.346%	07/25/2013	07/25/2013	27,540,000	27,540,000
P-1, A-1+	Rabobank Nederland NV	0.356%	07/25/2013	07/25/2013	67,321,000	67,321,000
P-1, A-1+	Rabobank Nederland NV (d)	0.309%	07/09/2013	10/09/2013	183,603,000	183,603,000
P-1, A-1+	Rabobank Nederland NV (d)	0.334%	09/06/2013	03/06/2014	215,000,000	215,000,000
P-1, A-1+	Royal Bank of Canada	0.325%	08/12/2013	08/12/2013	33,661,000	33,661,000
P-1, A-1+	Royal Bank of Canada	0.324%	09/06/2013	09/06/2013	40,821,000	40,821,000
P-1, A-1+	Royal Bank of Canada (d)	0.313%	07/16/2013	04/16/2014	47,000,000	47,000,000
P-1, A-1+	Standard Chartered Bank	0.240%	07/25/2013	07/25/2013	38,000,000	38,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.230%	09/06/2013	09/06/2013	100,000,000	100,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.255%	07/08/2013	07/08/2013	79,561,000	79,561,077
P-1, A-1+	Svenska Handelsbanken AB	0.225%	07/12/2013	07/12/2013	155,000,000	155,000,237
P-1, A-1	Swedbank AB (d)	0.364%	07/05/2013	11/05/2013	111,000,000	111,000,000
P-1, A-1+	Toronto Dominion Bank	0.170%	09/18/2013	09/18/2013	300,000,000	300,000,000
P-1, A-1	UBS AG	0.260%	07/09/2013	07/09/2013	250,000,000	250,000,000
P-1, A-1	UBS AG (d)	0.274%	07/31/2013	10/28/2013	110,162,000	110,162,000
P-1, A-1+	Westpac Banking Corp. (d)	0.328%	07/17/2013	01/17/2014	55,000,000	54,998,493

TOTAL CERTIFICATES OF DEPOSIT						5,557,891,807

OTHER NOTES — 13.6%
P-2, A-1	Bank of America NA	0.270%	07/11/2013	07/11/2013	225,000,000	225,000,000
P-2, A-1	Bank of America NA	0.270%	08/01/2013	08/01/2013	189,000,000	189,000,000
P-2, A-1	Bank of America NA	0.260%	09/06/2013	09/06/2013	275,000,000	275,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.080%	07/01/2013	07/01/2013	158,519,000	158,519,000
P-1, A-1	DnB Bank ASA	0.010%	07/01/2013	07/01/2013	593,441,000	593,441,000
P-1, A-1	JPMorgan Chase Bank NA (d)	0.355%	09/09/2013	07/07/2014	115,000,000	115,000,000
P-1, A-1	JPMorgan Chase Bank NA (d)	0.356%	07/22/2013	07/22/2014	85,000,000	85,000,000
P-1, A-1+	Svenska Handelsbanken AB (c)(d)	0.284%	07/29/2013	12/27/2013	75,000,000	75,000,000
P-1, A-1+	Toyota Motor Credit Corp.	0.324%	09/09/2013	09/09/2013	23,030,000	23,030,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

OTHER NOTES - (continued)
P-1, A-1	Wells Fargo Bank NA (d)	0.332%	07/22/2013	06/20/2014	$96,000,000	$96,000,000

TOTAL OTHER NOTES						1,834,990,000

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 12.6%
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 05/29/2013 (collateralized by various U.S. Government Obligations, 2.500% - 3.500% due 12/25/2030 - 05/25/2043 valued at $204,000,000); expected proceeds $200,013,222	0.070%	07/02/2013	07/02/2013	200,000,000	200,000,000
P-1, A-1	Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by various U.S. Government Obligations, 0.500% - 1.375% due 05/28/2014 - 02/28/2018 valued at $111,180,083); expected proceeds $109,001,635	0.180%	07/01/2013	07/01/2013	109,000,000	109,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/24/2013 (collateralized by various U.S. Government Obligations, 2.500% - 6.500% due 02/01/2019 - 02/01/2050 valued at $71,400,001); expected proceeds $70,000,953	0.070%	07/01/2013	07/01/2013	70,000,000	70,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/25/2013 (collateralized by various U.S. Government Obligations, 0.000% - 7.125% due 07/15/2013 - 08/06/2038 valued at $510,000,473); expected proceeds $500,003,889	0.040%	07/02/2013	07/02/2013	500,000,000	500,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/25/2013 (collateralized by various U.S. Government Obligations, 2.500% - 6.500% due 12/01/2019 - 07/01/2043 valued at $204,000,000); expected proceeds $200,002,722	0.070%	07/02/2013	07/02/2013	200,000,000	200,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by various U.S. Government Obligations, 3.000% - 4.500% due 05/01/2032 - 07/01/2043 valued at $200,940,001); expected proceeds $197,002,298	0.140%	07/01/2013	07/01/2013	197,000,000	197,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-2, A-2	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by various U.S. Government Obligations, 2.500% - 6.000% due 08/01/2023 - 02/01/2048 valued at $227,460,000); expected proceeds $223,002,788	0.150%	07/01/2013	07/01/2013	$223,000,000	$223,000,000
P-1, A-1+	Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/25/2013 (collateralized by various U.S. Government Obligations, 2.000% - 6.000% due 07/01/2017 - 06/01/2043 valued at $205,948,417); expected proceeds $200,001,944	0.050%	07/02/2013	07/02/2013	200,000,000	200,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,699,000,000

TREASURY REPURCHASE AGREEMENTS — 7.7%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 0.125% due 07/15/2022 valued at $16,320,069); expected proceeds $16,000,133	0.100%	07/01/2013	07/01/2013	16,000,000	16,000,000
NR, A-1	Agreement with Barclays Capital, Inc., dated 06/28/2013 (collateralized by a U.S. Treasury Note, 1.000% due 03/31/2017 valued at $510,000,000); expected proceeds $500,004,167	0.100%	07/01/2013	07/01/2013	500,000,000	500,000,000
P-1, A-1	Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 0.375% due 06/15/2015 valued at $16,320,000); expected proceeds $16,000,160	0.120%	07/01/2013	07/01/2013	16,000,000	16,000,000
NR, A-1+	Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/25/2013 (collateralized by various U.S. Treasury Strips, 0.000% due 02/15/2018 - 02/15/2022 valued at $102,002,963); expected proceeds $100,000,583	0.030%	07/02/2013	07/02/2013	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

TREASURY REPURCHASE AGREEMENTS - (continued)
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 04/10/2013 (collateralized by various U.S. Treasury Strips, 0.250% - 2.750% due 08/31/2014 - 12/31/2017 valued at $102,000,091); expected proceeds $100,028,667	0.120%	07/05/2013	07/05/2013	$100,000,000	$100,000,000
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/25/2013 (collateralized by various U.S. Treasury Strips, 1.000% - 2.625% due 05/15/2014 - 01/31/2018 valued at $229,500,021); expected proceeds $225,001,313	0.030%	07/02/2013	07/02/2013	225,000,000	225,000,000
P-2, A-1	Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Note, 1.750% due 07/31/2015 valued at $76,503,827); expected proceeds $75,000,625	0.100%	07/01/2013	07/01/2013	75,000,000	75,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						1,032,000,000

TOTAL INVESTMENTS(e)(f) — 100.0%						13,481,897,137
Other Assets in Excess of Liabilities — 0.0%(g)						1,924,788
NET ASSETS — 100.0%						$13,483,821,925

(a)
Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 11.19% of net assets as of June 30, 2013.

(b)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 10.43% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Floating Rate Note- Interest rate shown is rate in effect at June 30, 2013.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)
(f)	Also represents the cost for federal tax purposes.
(g)	Amount represents less than 0.05% of net assets.
*	Moody's rating, Standard & Poor's rating, respectively.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments (continued)
June 30, 2013 (Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	-
Level 2 – Other Significant Observable Inputs	$13,481,897,137
Level 3 – Significant Unobservable Inputs	-
Total	$13,481,897,137

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the period ended June 30, 2013, there were no transfers between levels.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

Statement of Assets and Liabilities
June 30, 2013 (Unaudited)

Assets:
Investments in securities, at amortized cost	$10,750,897,137
Repurchase agreements, at amortized cost	2,731,000,000
Total Investments	13,481,897,137
Cash	143
Interest receivable	2,734,742
Prepaid expenses and other assets	114,054
Total Assets	13,484,746,076

Liabilities:
Administration fee payable	308,006
Advisory fee payable	210,333
Dividend payable	199,246
Custodian fee payable	97,589
Trustee fees payable	41,969
Transfer agent fee payable	40,539
Professional fees payable	12,438
Other accrued expenses and liabilities	14,031
Total Liabilities	924,151
Net Assets	$13,483,821,925

Net assets consist of:
Capital stock, $0.001 par value; $13,483,750,917 shares issued and outstanding	$13,483,751
Capital paid in excess of par	13,470,273,608
Accumulated net realized gain on investments	64,566
Net Assets	$13,483,821,925

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

Statement of Operations
Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Interest	$17,884,487

Expenses:
Advisory fee	1,315,290
Administration fee	563,696
Custodian fee	264,025
Insurance expense	160,337
Transfer agent fee	112,739
Professional fees	66,771
Trustee fee	57,858
Miscellaneous expenses	15,045
Total expenses	2,555,761
Net Investment Income	15,328,726

Net Realized Gain on Investments:
Net realized gain on investments	64,566

Net increase in net assets resulting from operations	$15,393,292

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Statement of Changes in Net Assets

	(Unaudited) Six Months Ended June 30, 2013	Year Ended December 31, 2012
From Operations:
Net investment income	$15,328,726	$58,862,299
Net realized gain on investments	64,566	321,983
Net increase in net assets from operations	15,393,292	59,184,282
Distributions From:
Net investment income	(15,328,726)	(58,862,299)
Net realized gain on investments	(321,983)	(76,324)
Total distributions	(15,650,709)	(58,938,623)
From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	82,027,246,249	166,663,019,022
Cost of redemptions (a)	(84,906,649,425)	(165,978,712,822)
Net increase (decrease) in net assets from Fund share transactions	(2,879,403,176)	684,306,200

Net Increase (Decrease) in Net Assets	(2,879,660,593)	684,551,859
Net Assets
Beginning of period	16,363,482,518	15,678,930,659
End of period	$13,483,821,925	$16,363,482,518
Undistributed net investment income	$—	$—

(a)	Includes redemption as a result of an in-kind transfer of securities (see Note 6).

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Financial Highlights

	(Unaudited)Six Months Ended 6/30/13		Year Ended 12/31/12		Year Ended 12/31/11		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08
Per Share Operating Performance:
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000		$1.0000	$1.0000	$1.0000
Net investment income	0.0010		0.0029		0.0025		0.0028	0.0071	0.0297
Net realized gain on investments	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0001	0.0006	—
Total from investment operations	0.0010		0.0029		0.0025		0.0029	0.0077	0.0297
Distributions from:
Net investment income	(0.0010)		(0.0029)		(0.0025)		(0.0028)	(0.0071)	(0.0297)
Net realized gain on investments	(0.0000	)(a)	(0.0000	)(a)	(0.0000	)(a)	(0.0001)	(0.0006)	—
Total distributions	(0.0010)		(0.0029)		(0.0025)		(0.0029)	(0.0077)	(0.0297)

Net increase from investment operations	0.0000		0.0000		0.0000		0.0000	0.0000	0.0000

Net asset value, end of period	$1.0000		$1.0000		$1.0000		$1.0000	$1.0000	$1.0000

Total Investment Return(b)	0.10%		0.29%		0.25%		0.29%	0.78%	3.01	%(c)

Ratios and Supplemental Data:
Ratio of expenses to average net assets	0.03	%(d)	0.03%		0.03%		0.03%	0.04%	0.03%
Ratio of net investment income to average net assets	0.20	%(d)	0.29%		0.24%		0.28%	0.71%	3.02%
Net assets, end of period (in millions)	$13,484		$16,363		$15,679		$17,412	$14,599	$15,963

(a)	Amount is less than $0.00005 per share.
(b)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period. Amounts for periods less than one year have not been annualized.

(c)
Total investment return would have been lower had State Street not reimbursed the fund $26,452, due to a record keeping error. The impact of the reimbursement has less than a $0.00005 impact to the fund's per share operating performance.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Notes to Financial Statements
June 30, 2013 (Unaudited)

1.   Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established five series of shares of beneficial interest representing interests in five separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator Securities Lending Short-Term Bond Portfolio, State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and State Street Navigator Securities Lending MET Portfolio (each a “Fund”). As of June 30, 2013, only the State Street Navigator Securities Lending Prime Portfolio (the “Fund”), the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and the State Street Navigator Securities Lending MET Portfolio have commenced operations. Information presented in these financial statements pertains only to the Fund. The Fund is a money market fund used as a vehicle for the investment of cash collateral received by lenders in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”). Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.   Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund:

Security Valuation: The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. These securities are generally included in Level 2.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: A Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities ordinarily consist of United States Government securities. Repurchase agreements are fully collateralized at all times. Collateral for certain tri-party repurchase agreements is held at a third-party custodian in a segregated account for the benefit of the Fund and the counterparty. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Fund’s investment adviser, SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corporation and an affiliate of State Street. However, the Fund may invest up to five percent of its net assets in repurchase agreements maturing in more than seven days.

At period end, the Fund had investments in repurchase agreements with gross values of $2,731,000,000.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

In accordance with provisions surrounding income taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

At June 30, 2013, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Notes to Financial Statements (continued)
June 30, 2013 (Unaudited)

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States (“GAAP”).

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown, as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3.   Expenses
Contractual expenses of each Fund are charged to the specific Fund. Other Trust expenses are allocated to each Fund in an equitable manner, as approved by the Trustees of the Trust, taking into consideration the nature and type of expense, the number of Funds and the relative net assets of the Funds.

Fees, Compensation Paid and Transactions with Affiliates
SSgA FM serves as the Fund’s investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund’s average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4.   Trustees’ Fees
The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $5,000 for in-person attendance at board and committee meetings and $2,000 for meetings held telephonically. The Trust also pays each trustee an annual retainer of $50,000 and pays the Chairman of the Board an additional retainer of $20,000 and the Chairman of the Audit Committee and the Chairman of the Governance Committee each an additional retainer of $5,000.

Each trustee is also reimbursed for out-of-pocket and travel expenses related to attendance of such meetings.

5.   Beneficial Interest
At June 30, 2013, three (3) mutual fund complexes each owned over 5% of the Fund's outstanding shares, amounting to 68.94% of total shares. 29.04% of shares represents funds advised by or affiliated with SSgA FM. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

6.   In-Kind Transfer of Securities
On January 14, 2013, seventy-two (72) securities totaling $6,918,053,656 were transferred at amortized cost by way of an in-kind distribution of 37.6% of the assets of the Fund to invest in the State Street Navigator Securities Lending MET Portfolio, which commenced on the same day. The redemption did not affect the net asset value of the Fund, which remained at $1.00. The transfer is disclosed on the Statement of Changes in Net Assets.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Notes to Financial Statements (continued)
June 30, 2013 (Unaudited)

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

General Background

SSgA Funds Management, Inc. (“SSgA FM”) serves as the investment adviser (the “Adviser”) to the State Street Navigator Securities Lending Prime Portfolio (the “Fund”) pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSgA FM and the State Street Navigator Securities Lending Trust (the “Trust”).  Under the Advisory Agreement, SSgA FM directs the Fund’s investments in accordance with its investment objectives, policies and limitations.  Under the terms of the Advisory Agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.  The Board of Trustees (the “Board”) is legally required to review and reapprove the Advisory Agreement once a year, pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”).  Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance and management.  The Board periodically meets with SSgA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications.  This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process

The Board, which as of the date of the meeting held to consider approval of the Advisory Agreement, consisted of trustees who are not “interested persons” of the Trust or SSgA FM under Section 2(a)(19) of the 1940 Act, unanimously approved the Advisory Agreement at a meeting held on March 7, 2013 at which they were all present in person (the “Meeting”).  In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent consultant and by SSgA FM, that it believed to be reasonably necessary to reach its conclusion.  At the Meeting, the Board discussed issues pertaining to the proposed reapproval of the Advisory Agreement with representatives from SSgA FM and independent legal counsel.  Prior to the Meeting, the Board had held an executive session with independent counsel to discuss the approval of the Advisory Agreement, as well as other related-party agreements.  During the executive session, the Board discussed the following:  (1) the nature, extent, and quality of services to be provided by SSgA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSgA FM; (3) the cost of the services to be provided and profits to be realized by SSgA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSgA FM, as well as the reasonableness of overall compensation paid by the Trust to SSgA FM, they considered (a) the requirements of the Trust for the services provided by SSgA FM; (b) the profitability of SSgA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSgA FM; (d) the historical relationship between the Trust and SSgA FM; and (e) any “fall-out” financial benefits that SSgA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a comprehensive memorandum from independent counsel discussing the factors the Board should consider in approving the Advisory Agreement; (2) a report from SSgA FM describing its key personnel, investment process, research department, compliance program and securities portfolio execution process including information on comparable peer funds performance, a report of the Adviser’s expense allocation and profitability of providing advisory services to the Fund for the years ended September 30, 2010, 2011 and 2012 and a combined profitability report detailing the Adviser’s and State Street’s profitability of providing administration and other services to the Fund for the year ended September 30, 2012; (3) SSgA FM’s updated registration under the Investment Advisers Act of 1940, as amended, on Form ADV; and (4) data from a nationally recognized mutual fund consulting firm, Lipper, Inc. (“Lipper”), comparing the Fund’s performance, advisory fees and total expense ratio to other funds, selected exclusively by Lipper, with similar investment objectives and of similar asset size.   The Board through its independent counsel engaged Lipper for these services and received and discussed the results with Lipper personnel.  In order to assure Lipper’s independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board, Lipper personnel were proscribed from communicating with SSgA FM personnel regarding the subject matter of the engagement.

In reaching their determinations relating to the reapproval of the Advisory Agreement, the Board considered, among others, the following factors.

The Nature, Extent, and Quality of Services to be provided by SSgA FM under the Advisory Agreement

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Notes to Financial Statements (continued)
June 30, 2013 (Unaudited)

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and of similar asset size.  The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of two very large portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors.

In considering the nature, extent and quality of the services provided by SSgA FM, the Board relied on their prior experience as Trustees of the Trust as well as on the materials provided at the Meeting.  The Board noted that, under the Advisory Agreement, SSgA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board, (ii) providing necessary and appropriate reports and information to the Board, (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions, and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting.  The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund.  The Board reviewed the background and experience of SSgA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund.  The Board also considered the resources, operational structures and practices of SSgA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable laws and regulations, and in seeking best execution of Fund transactions.  The Board also considered information about SSgA FM’s overall investment management business, noting that SSgA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $264.9 billion in assets under management as of December 31, 2012.  Drawing upon the materials provided and their general knowledge of the business of SSgA FM and its affiliate, State Street Global Advisors (“SSgA”), the investment management division of State Street with which SSgA FM shares all of its senior personnel, the Board determined that SSgA FM and its affiliates continue to have the experience and resources necessary to manage the Fund.  On the basis of this review, the Board concluded that the nature and extent of the services provided by SSgA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSgA FM

In evaluating the investment performance of the Trust and SSgA FM, the Board relied primarily upon Lipper peer group performance comparisons solicited from Lipper by independent counsel and paid for by the Trust, as well as information provided at the Meeting and upon reports provided to the Board by SSgA FM throughout the preceding year.  The Board reviewed the performance of the Fund against a Lipper-generated peer group, consisting of the Fund and eleven other institutional money market funds with assets ranging from approximately $9.5 billion to approximately $28 billion (the “Lipper Peer Group”), and the Lipper universe, consisting of the Fund and all institutional money market funds, regardless of asset size or primary channel of distribution (the “Lipper Universe”), and determined that the Fund had consistently outperformed both the average and median of the Lipper Peer Group and the Lipper Universe over the past one-, three- and five-year periods.  The Board noted that the Fund ranked first in performance against its Lipper Peer Group and first, or close to it, against all institutional money market funds for the past one-, three- five-, and ten- year periods.  On the basis of this review, the Board concluded that the Fund’s performance has been exceptional when compared to the Lipper Peer Group and the Lipper Universe.

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Lipper.  The report compared the advisory management fees and other expenses as a percentage of net assets for the Fund versus the Lipper Peer Group.  The Board noted that both the contractual and actual management fee and the total expense ratio of the Fund were lowest of the Lipper Peer Group.  The Board concluded that the management fees and total expenses of the Fund are reasonable.

Profits to be Realized by SSgA FM and its Affiliates from the Relationship with the Trust

The Board considered the profitability of the advisory arrangement with the Fund to SSgA FM and of the Trust’s relationship with SSgA FM’s affiliate, State Street, in its role as administrator, transfer agent and custodian for the Trust.  The Board had been provided with the following data: (1) the profitability to SSgA FM from serving as the Adviser to the Fund and Trust for the years ended September 30, 2010, 2011 and 2012; and (2) aggregated data on the profitability to State Street from serving as custodian, transfer agent and administrator of the Fund for the fiscal year ended December 31, 2012.  The Board discussed with representatives of SSgA FM and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations.  In addition, the Board discussed with a senior executive from State Street’s Securities Finance Division the approximate profit of the Securities Finance Division primarily attributable to the availability of the Trust’s portfolio series in the past year as investment vehicles for the collateral of Securities Finance Division customers.  Concluding that these methodologies were reasonable, and after extensive discussion and analysis, the Board determined that, to the extent the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Notes to Financial Statements (continued)
June 30, 2013 (Unaudited)

Economies of Scale

The Board considered certain limiting factors with respect to economies of scale to be realized by SSgA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSgA FM and SSgA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective.  The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow.  Moreover, the Board noted that SSgA FM had not requested any increase in its fees when the net assets of the Fund had declined from over $60 billion to less than $10 billion in 2008, notwithstanding any diseconomies of scale resulting from that precipitous decline in assets under management.  The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSgA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSgA FM’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent.  The Board noted, among other things, that SSgA FM utilizes no soft-dollar arrangements in connection with the Fund’s brokerage transactions to obtain third-party (non-proprietary research) services.  The Board concluded that, to the extent that SSgA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSgA FM’s fee excessive.

Approval

The Board carefully evaluated the materials and information provided at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations.  In approving the Advisory Agreement, the Board did not identify any single factor as controlling.  Based on the Board’s evaluation of all the factors that it deemed relevant, the Board concluded that: SSgA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSgA FM.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
General Information
June 30, 2013 (Unaudited)

Proxy Voting Policies and Procedures
Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Trustees Nicholas Bonn Michael A. Jessee George J. Sullivan Jr. Peter Tufano	Investment Adviser SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Public Registered Accounting Firm PricewaterhouseCoopers LLP 125 High Street Boston, MA 02110	Legal Counsel Goodwin Procter LLP 53 State Street Exchange Place Boston, MA 02109

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information.  This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO SEMI-ANNUAL REPORT June 30, 2013 (Unaudited)

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Expense Example
June 30, 2013 (Unaudited)

As a shareholder of the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2013 to June 30, 2013.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds.  It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2013
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,000.40	$0.20
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.20

*
The calculations are based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of June 30, 2013 was 0.04%.  The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Portfolio Statistics
June 30, 2013 (Unaudited)

Portfolio Composition By Investment Type*	June 30, 2013
Government Agency Repurchase Agreements	56.3%
Treasury Repurchase Agreements	22.4%
Other Assets in Excess of Liabilities	21.3%
Total	100.00%

Portfolio Composition By Rating*	June 30, 2013
Repurchase Agreements (A-1)	63.7%
Repurchase Agreements (A-2)	15.0%
Other Assets in Excess of Liabilities	21.3%
Total	100.00%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Schedule of Investments
June 30, 2013 (Unaudited)

	Name of Issuer	Interest	Next Payment/	Maturity	Principal	Amortized
Ratings*	and Title of Issue	Rate	Reset Date	Date	Amount	Cost

Government Agency Repurchase Agreements — 56.3%
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by various U.S. Government Obligations, 0.500% - 5.250% due 10/22/2015 - 03/14/2036 valued at $204,000,453); expected proceeds $200,002,000	0.120%	07/01/2013	07/01/2013	$200,000,000	200,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by various U.S. Government Obligations, 2.720% - 5.000% due 04/15/2025 - 07/15/2053 valued at $249,900,000); expected proceeds $245,002,858	0.140%	07/01/2013	07/01/2013	245,000,000	245,000,000
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri- Party), dated 06/28/2013 (collateralized by various U.S. Government Obligations, 2.500% due 09/01/2027 - 05/01/2028 valued at $244,800,001); expected proceeds $240,002,800	0.140%	07/01/2013	07/01/2013	240,000,000	240,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by various U.S. Government Obligations, 0.000% - 5.500% due 07/01/2013 - 07/15/2036 valued at $71,400,693); expected proceeds $700,000,758	0.130%	07/01/2013	07/01/2013	70,000,000	70,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by various U.S. Government Obligations, 4.500% due 11/20/2024 - 07/20/2041 valued at $224,400,001); expected proceeds $220,002,567	0.140%	07/01/2013	07/01/2013	220,000,000	220,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by various U.S. Government Obligations, 2.000% - 7.500% due 09/01/2015 - 07/01/2052 valued at $199,920,395); expected proceeds $196,002,450	0.150%	07/01/2013	07/01/2013	196,000,000	196,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)

	Name of Issuer	Interest	Next Payment/	Maturity	Principal	Amortized
Ratings*	and Title of Issue	Rate	Reset Date	Date	Amount	Cost

GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by various U.S. Government Obligations, 2.500% - 7.000% due 06/01/2023 - 11/01/2048 valued at $70,380,001); expected proceeds $69,000,863	0.150%	07/01/2013	07/01/2013	$69,000,000	69,000,000
P-2, A-2	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by various U.S. Government Obligations, 2.500% - 6.500% due 08/01/2020 - 10/01/2047 valued at $204,000,000); expected proceeds $200,002,500	0.150%	07/01/2013	07/01/2013	200,000,000	200,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,440,000,000

Treasury Repurchase Agreements — 22.4%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 3.875% due 04/15/2029 valued at $121,380,059); expected proceeds $119,000,992	0.100%	07/01/2013	07/01/2013	119,000,000	119,000,000
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 0.000% - 3.250% due 08/01/2013 - 06/30/2016 valued at $117,300,090); expected proceeds $115,000,958	0.100%	07/01/2013	07/01/2013	115,000,000	115,000,000
P-2, A-1	Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Note, 0.250% due 10/15/2015 valued at $223,381,323); expected proceeds $219,001,825	0.100%	07/01/2013	07/01/2013	219,000,000	219,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)

	Name of Issuer	Interest	Next Payment/	Maturity	Principal	Amortized
Ratings*	and Title of Issue	Rate	Reset Date	Date	Amount	Cost

TREASURY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 0.875% - 8.875% due 09/30/2014 - 05/15/2038 valued at $122,400,026); expected proceeds $120,001,000	0.100%	07/01/2013	07/01/2013	$120,000,000	120,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						573,000,000

TOTAL INVESTMENTS(a)(b)† — 78.7%						2,013,000,000
Other Assets in Excess of Liabilities — 21.3%						544,690,300
NET ASSETS — 100.0%						$2,557,690,300

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)
(b)	Also represents the cost for federal tax purposes.
†	See Note 2 of the Notes to Financial Statements.
*	Moody's rating, Standard & Poor's rating, respectively.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Schedule of Investments (continued)
June 30, 2013 (Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 –	-
Level 2 –	$2,013,000,000
Level 3 –	-
Total	$2,013,000,000

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the period ended June 30, 2013, there were no transfers between levels.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Statement of Assets and Liabilities
June 30, 2013 (Unaudited)

Assets:
Repurchase agreements, at amortized cost	2,013,000,000

Cash	544,805,553
Interest receivable	21,571
Prepaid expenses and other assets	24,012
Total Assets	2,557,851,136

Liabilities:
Administration fee payable	52,553
Advisory fee payable	38,402
Professional fees payable	20,637
Custodian fee payable	16,640
Trustee fees payable	13,605
Dividend payable	11,742
Transfer agent fee payable	7,257
Total Liabilities	160,836
Net Assets	$2,557,690,300

Net assets consist of:
Capital stock, $0.001 par value; $2,557,690,300 shares issued and outstanding	$2,557,690
Capital paid in excess of par	2,555,132,610
Net Assets	$2,557,690,300

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Statement of Operations
Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Interest	$1,342,805

Expenses:
Advisory fee	217,534
Administration fee	93,229
Custodian fee	43,507
Professional fees	23,715
Trustee fee	22,951
Transfer agent fee	18,646
Insurance expense	13,437
Miscellaneous expenses	2,063
Total expenses	435,082
Net Investment Income	907,723
Net Realized Gain on Investments:

Net increase in net assets resulting from operations	$907,723

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Statement of Changes in Net Assets

	(Unaudited) Six Months Ended June 30, 2013	Year Ended December 31, 2012
From Operations:
Net investment income	$907,723	$2,633,481
Net increase in net assets from operations	907,723	2,633,481
Distributions From:
Net investment income	(907,723)	(2,633,481)
Total distributions	(907,723)	(2,633,481)
From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	8,653,794,528	13,002,045,879
Cost of redemptions	(7,926,289,359)	(12,522,246,468)
Net increase (decrease) in net assets from Fund share transactions	727,505,169	479,799,411

Net Increase in Net Assets	727,505,169	479,799,411
Net Assets
Beginning of period	1,830,185,131	1,350,385,720
End of period	$2,557,690,300	$1,830,185,131
Undistributed net investment income	$—	$—

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Financial Highlights

	(Unaudited) Six Months Ended 6/30/13		Year Ended 12/31/12	Period Ended 12/31/11 *
Per Share Operating Performance:
Net asset value, beginning of period	$1.0000		$1.0000	$1.0000
Net investment income	0.0004		0.0001	0.0002
Total from investment operations	0.0004		0.0001	0.0002
Distributions from:
Net investment income	(0.0004)		(0.0001)	(0.0002)

Net asset value, end of period	$1.0000		$1.0000	$1.0000

Total Investment Return(a)	0.04%		0.14%	0.02%

Ratios and Supplemental Data:
Ratio of expenses to average net assets	0.04	%(b)	0.04%	0.04	%(b)
Ratio of net investment income to average net assets	0.07	%(b)	0.14%	0.05	%(b)
Net assets, end of period (in millions)	$2,558		$1,830	$1,350

*	The Portfolio commenced operations on August 25, 2011.
(a)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period. Amounts for periods less than one year have not been annualized.

(b)	Annualized.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Notes to Financial Statements
June 30, 2013 (Unaudited)

1.   Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established five series of shares of beneficial interest representing interests in five separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator Securities Lending Short-Term Bond Portfolio, State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and State Street Navigator Securities Lending MET Portfolio (each a “Fund”). As of June 30, 2013, only the State Street Navigator Securities Lending Prime Portfolio, the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (the “Fund”) and State Street Navigator Securities Lending MET Portfolio have commenced operations. The Fund commenced operations on August 25, 2011. Information presented in these financial statements pertains only to the Fund. The Fund is a money market fund used as a vehicle for the investment of cash collateral received by lenders in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”). Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP. Shares of the Fund are only offered to, and may only be held by, the College Retirement Equities Fund, the TIAA-CREF Funds, The TIAA-CREF Life Funds and TIAA Separate Account VA-1 and their respective series, portfolios or sub-accounts. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.   Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund:

Security Valuation: The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. These securities are generally included in Level 2.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: A Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities ordinarily consist of United States Government securities. Repurchase agreements are fully collateralized at all times. Collateral for certain tri-party repurchase agreements is held at a third-party custodian in a segregated account for the benefit of the Fund and the counterparty. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Fund’s investment adviser, SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corporation and an affiliate of State Street. However, the Fund may invest up to five percent of its net assets in repurchase agreements maturing in more than seven days.

At period end, the Fund had investments in repurchase agreements with gross values of $2,013,000,000.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

In accordance with provisions surrounding income taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

At June 30, 2013, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Notes to Financial Statements (continued)
June 30, 2013 (Unaudited)

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States (“GAAP”).

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown, as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3.   Expenses
Contractual expenses of each Fund are charged to the specific Fund. Other Trust expenses are allocated to each Fund in an equitable manner, as approved by the Trustees of the Trust, taking into consideration the nature and type of expense, the number of Funds and the relative net assets of the Funds.

Fees, Compensation Paid and Transactions with Affiliates
SSgA FM serves as the Fund’s investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund’s average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4.   Trustees’ Fees
The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $5,000 for in-person attendance at board and committee meetings and $2,000 for meetings held telephonically. The Trust also pays each trustee an annual retainer of $50,000 and pays the Chairman of the Board an additional retainer of $20,000 and the Chairman of the Audit Committee and the Chairman of the Governance Committee each an additional retainer of $5,000.

Each trustee is also reimbursed for out-of-pocket and travel expenses related to attendance of such meetings.

5.   Beneficial Interest
At June 30, 2013, two (2) shareholders each owned over 5% of the Fund's outstanding shares, amounting to 100.00% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Notes to Financial Statements (continued)
June 30, 2013 (Unaudited)

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

General Background

SSgA Funds Management, Inc. (“SSgA FM”) serves as the investment adviser (the “Adviser”) to the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (the “Fund”) pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSgA FM and the State Street Navigator Securities Lending Trust (the “Trust”).  Under the Advisory Agreement, SSgA FM directs the Fund’s investments in accordance with its investment objectives, policies and limitations.  Under the terms of the Advisory Agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.  The Board of Trustees (the “Board”) is legally required to review and reapprove the Advisory Agreement once a year, pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”).  Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance and management.  The Board periodically meets with SSgA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications.  This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process

The Board, which as of the date of the meeting held to consider approval of the Advisory Agreement, consisted of trustees who are not “interested persons” of the Trust or SSgA FM under Section 2(a)(19) of the 1940 Act, unanimously approved the Advisory Agreement at a meeting held on March 7, 2013 at which they were all present in person (the “Meeting”).  In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent consultant and by SSgA FM, that it believed to be reasonably necessary to reach its conclusion.  At the Meeting, the Board discussed issues pertaining to the proposed reapproval of the Advisory Agreement with representatives from SSgA FM and independent legal counsel.  Prior to the Meeting, the Board had held an executive session with independent counsel to discuss the approval of the Advisory Agreement, as well as other related-party agreements.  During the executive session, the Board discussed the following:  (1) the nature, extent, and quality of services to be provided by SSgA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSgA FM; (3) the cost of the services to be provided and profits to be realized by SSgA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSgA FM, as well as the reasonableness of overall compensation paid by the Trust to SSgA FM, they considered (a) the requirements of the Trust for the services provided by SSgA FM; (b) the profitability of SSgA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSgA FM; (d) the historical relationship between the Trust and SSgA FM; and (e) any “fall-out” financial benefits that SSgA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a comprehensive memorandum from independent counsel discussing the factors the Board should consider in approving the Advisory Agreement; (2) a report from SSgA FM describing its key personnel, investment process, research department, compliance program and securities portfolio execution process including information on comparable peer funds performance, a report of the Adviser’s expense allocation and profitability of providing advisory services to the Fund for the period since the Fund’s inception on August 25, 2011 through the year ended September 30, 2011 and the year ended September 30, 2012 and a combined profitability report detailing the Adviser’s and State Street’s profitability of providing administration and other services to the Fund for the year ended September 30, 2012; (3) SSgA FM’s updated registration under the Investment Advisers Act of 1940, as amended, on Form ADV; and (4) data from a nationally recognized mutual fund consulting firm, Lipper, Inc. (“Lipper”), comparing the Fund’s performance, advisory fees and total expense ratio to other funds, selected exclusively by Lipper, with similar investment objectives and of similar asset size.   The Board through its independent counsel engaged Lipper for these services and received and discussed the results with Lipper personnel.  In order to assure Lipper’s independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board, Lipper personnel were proscribed from communicating with SSgA FM personnel regarding the subject matter of the engagement.

In reaching their determinations relating to the reapproval of the Advisory Agreement, the Board considered, among others, the following factors.

The Nature, Extent, and Quality of Services to be provided by SSgA FM under the Advisory Agreement

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Notes to Financial Statements (continued)
June 30, 2013 (Unaudited)

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and of similar asset size.  The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of two very large portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors.

In considering the nature, extent and quality of the services provided by SSgA FM, the Board relied on their prior experience as Trustees of the Trust as well as on the materials provided at the Meeting.  The Board noted that, under the Advisory Agreement, SSgA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board, (ii) providing necessary and appropriate reports and information to the Board, (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions, and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting.  The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund.  The Board reviewed the background and experience of SSgA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund.  The Board also considered the resources, operational structures and practices of SSgA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable laws and regulations, and in seeking best execution of Fund transactions.  The Board also considered information about SSgA FM’s overall investment management business, noting that SSgA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $264.9 billion in assets under management as of December 31, 2012.  Drawing upon the materials provided and their general knowledge of the business of SSgA FM and its affiliate, State Street Global Advisors (“SSgA”), the investment management division of State Street with which SSgA FM shares all of its senior personnel, the Board determined that SSgA FM and its affiliates continue to have the experience and resources necessary to manage the Fund.  On the basis of this review, the Board concluded that the nature and extent of the services provided by SSgA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSgA FM

In evaluating the investment performance of the Trust and SSgA FM, the Board relied primarily upon Lipper peer group performance comparisons solicited from Lipper by independent counsel and paid for by the Trust, as well as information provided at the Meeting and upon reports provided to the Board by SSgA FM throughout the preceding year.  The Board reviewed the performance of the Fund against a Lipper-generated peer group, consisting of the Fund and nineteen other institutional money market funds with assets ranging from approximately $1 billion to approximately $2.7 billion (the “Lipper Peer Group”), and the Lipper universe, consisting of the Fund and all institutional money market funds, regardless of asset size or primary channel of distribution (the “Lipper Universe”), and determined that the Fund had consistently outperformed both the average and median of the Lipper Peer Group and the Lipper Universe for the period since the Fund’s inception on August 25, 2011 through the year ended December 31, 2012 and the year ended December 31, 2012.  The Board noted that the Fund ranked fourth in performance against its Lipper Peer Group and in the first quintile against all institutional money market funds for the period since the Fund’s inception through the year ended December 31, 2012 and the year ended December 31, 2012.  On the basis of this review, the Board concluded that the Fund’s performance has been exceptional when compared to the Lipper Peer Group and the Lipper Universe.

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Lipper.  The report compared the advisory management fees and other expenses as a percentage of net assets for the Fund versus the Lipper Peer Group.  The Board noted that both the contractual and actual management fee and the total expense ratio of the Fund were at or near the lowest of the Lipper Peer Group.  The Board concluded that the management fees and total expenses of the Fund are reasonable.

Profits to be Realized by SSgA FM and its Affiliates from the Relationship with the Trust

The Board considered the profitability of the advisory arrangement with the Fund to SSgA FM and of the Trust’s relationship with SSgA FM’s affiliate, State Street, in its role as administrator, transfer agent and custodian for the Trust.  The Board had been provided with the following data: (1) the profitability to SSgA FM from serving as the Adviser to the Fund and Trust for the period August 25, 2011 through September 30, 2011 and the year ended September 30, 2012; and (2) aggregated data on the profitability to State Street from serving as custodian, transfer agent and administrator of the Fund for the year ended December 31, 2012.  The Board discussed with representatives of SSgA FM and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations.  In addition, the Board discussed with a senior executive from State Street’s Securities Finance Division the approximate profit of the Securities Finance Division primarily attributable to the availability of the Trust’s portfolio series in the past year as investment vehicles for the collateral of Securities Finance Division customers.  Concluding that these methodologies were reasonable, and after extensive discussion and analysis, the Board determined that, to the extent the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

Economies of Scale

The Board considered certain limiting factors with respect to economies of scale to be realized by SSgA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSgA FM and SSgA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective.  The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow.  The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSgA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSgA FM’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent.  The Board noted, among other things, that SSgA FM utilizes no soft-dollar arrangements in connection with the Fund’s brokerage transactions to obtain third-party (non-proprietary research) services.  The Board concluded that, to the extent that SSgA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSgA FM’s fee excessive.

Approval

The Board carefully evaluated the materials and information provided at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations.  In approving the Advisory Agreement, the Board did not identify any single factor as controlling.  Based on the Board’s evaluation of all the factors that it deemed relevant, the Board concluded that: SSgA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSgA FM.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
General Information
June 30, 2013 (Unaudited)

Proxy Voting Policies and Procedures
Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended December 31 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Trustees Nicholas Bonn Michael A. Jessee George J. Sullivan Jr. Peter Tufano	Investment Adviser SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Public Registered Accounting Firm PricewaterhouseCoopers LLP 125 High Street Boston, MA 02110	Legal Counsel Goodwin Procter LLP 53 State Street Exchange Place Boston, MA 02109

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO SEMI-ANNUAL REPORT June 30, 2013 (Unaudited)

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Expense Example
June 30, 2013 (Unaudited)

As a shareholder of the State Street Navigator Securities Lending MET Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 14, 2013 to June 30, 2013.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds.  It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Period Ended June 30, 2013
	Beginning Account Value January 14, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,000.90	$0.14

*
The calculations are based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of June 30, 2013 was 0.03%.  The dollar amount shown as “Expenses Paid” is equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 167/365 (the period January 14, 2013, commencement of operations, to June 30, 2013).

Period Ended June 30, 2013
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period **
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.15

**
The calculation is based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of June 30, 2013 was 0.03%.  The dollar amount shown as “Expenses Paid” is equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Portfolio Statistics
June 30, 2013 (Unaudited)

Portfolio Composition By Investment Type*	June 30, 2013
Certificates of Deposit	54.0%
Financial Company Commercial Paper	15.9%
Government Agency Repurchase Agreements	11.3%
Other Notes	9.6%
Asset Backed Commercial Paper	5.8%
Treasury Repurchase Agreements	3.4%
Total	100.00%

Portfolio Composition By Rating*	June 30, 2013
A-1	61.2%
A-1+	24.1%
Repurchase Agreements (A-1)	10.8%
Repurchase Agreements (A-2)	3.9%
Total	100.00%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Schedule of Investments
June 30, 2013 (Unaudited)

	Name of Issuer	Interest	Next Payment/	Maturity	Principal	Amortized
Ratings*	and Title of Issue	Rate	Reset Date	Date	Amount	Cost

	ASSET BACKED COMMERCIAL PAPER — 5.8%
P-1, A-1	Aspen Funding Corp. (a)(b)	0.243%	07/23/2013	07/23/2013	$25,000,000	$24,996,333
P-1, A-1	Gemini Securitization Corp. LLC (a)(b)	0.243%	07/23/2013	07/23/2013	25,000,000	24,996,333
P-1, A-1	Gemini Securitization Corp. LLC (a)(b)	0.233%	08/27/2013	08/27/2013	85,000,000	84,969,046
P-1, A-1	Gemini Securitization Corp. LLC (a)(b)	0.243%	09/27/2013	09/27/2013	80,000,000	79,953,067
P-1, A-1+	Kells Funding LLC (b)(c)	0.230%	07/03/2013	07/03/2013	70,000,000	69,999,106
P-1, A-1+	Kells Funding LLC (b)(c)	0.220%	09/19/2013	09/19/2013	100,000,000	99,951,111
P-1, A-1+	Kells Funding LLC (b)(c)	0.220%	09/23/2013	09/23/2013	50,000,000	49,974,333
P-1, A-1	Ridgefield Funding Co. (b)(c)	0.330%	08/16/2013	08/16/2013	50,000,000	49,978,917

TOTAL ASSET BACKED COMMERCIAL PAPER						484,818,246

	FINANCIAL COMPANY COMMERCIAL PAPER — 15.9%
P-1, A-1+	Australia & New Zealand (a)(b)	0.213%	07/01/2013	07/01/2013	55,000,000	55,000,000
P-1, A-1	BNP Paribas (b)	0.360%	07/11/2013	07/11/2013	40,000,000	39,996,000
P-1, A-1+	Caisse des Depots et Consignations (b)(c)	0.238%	07/10/2013	07/10/2013	182,000,000	181,989,307
P-1, A-1+	Caisse des Depots et Consignations (b)(c)	0.223%	07/30/2013	07/30/2013	150,000,000	149,973,417
P-1, A-1+	Caisse des Depots et Consignations (b)(c)	0.220%	09/03/2013	09/03/2013	34,000,000	33,986,702
P-1, A-1+	Caisse des Depots et Consignations (b)(c)	0.218%	09/09/2013	09/09/2013	60,000,000	59,974,917
P-1, A-1	Collateralized Commercial Paper Co. LLC (b)(c)	0.345%	07/08/2013	07/08/2013	70,000,000	69,995,372
P-1, A-1	Collateralized Commercial Paper Co. LLC (b)	0.300%	07/29/2013	07/29/2013	55,000,000	54,987,167
P-1, A-1	Collateralized Commercial Paper Co. LLC (b)	0.274%	11/14/2013	11/14/2013	44,000,000	43,955,120
P-1, A-1	Collateralized Commercial Paper Co. LLC (b)(c)	0.274%	11/14/2013	11/14/2013	18,000,000	17,981,640
P-1, A-1+	Commonwealth Bank of Australia (a)(b)	0.170%	08/29/2013	08/29/2013	15,000,000	14,995,821
P-1, A-1+	General Electric Capital Corp. (b)	0.203%	07/02/2013	07/02/2013	33,000,000	32,999,817
P-1, A-1+	General Electric Capital Corp. (b)	0.223%	07/30/2013	07/30/2013	68,000,000	67,987,949
P-1, A-1+	HSBC Bank PLC (a)(b)	0.329%	07/09/2013	07/09/2013	27,159,000	27,159,000
P-1, A-1+	HSBC Bank PLC (a)(b)(d)	0.323%	08/05/2013	02/05/2014	16,000,000	15,999,131
P-1, A-1+	HSBC Bank PLC (a)(b)(d)	0.323%	08/07/2013	02/07/2014	12,000,000	11,999,855
P-1, A-1	JPMorgan Chase & Co. (a)(d)	0.353%	08/05/2013	02/04/2014	90,000,000	90,000,000
P-1, A-1+	National Australia Funding (a)(b)	0.170%	08/30/2013	08/30/2013	30,000,000	29,991,500
P-1, A-1+	National Australia Funding (a)(b)	0.174%	08/30/2013	08/30/2013	70,000,000	69,980,166
P-1, A-1+	Nordea Bank AB (b)	0.203%	09/03/2013	09/03/2013	50,000,000	49,982,222
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(b)	0.250%	09/23/2013	09/23/2013	90,000,000	89,947,500
P-1, A-1+	Toyota Motor Credit Corp. (b)	0.203%	07/23/2013	07/23/2013	31,000,000	30,996,211
P-1, A-1+	Westpac Banking Corp. (a)(d)	0.326%	07/22/2013	01/21/2014	30,000,000	30,000,000
P-1, A-1+	Westpac Banking Corp. (a)(d)	0.325%	07/24/2013	01/24/2014	45,000,000	45,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						1,314,878,814

	CERTIFICATES OF DEPOSIT — 54.0%
P-1, A-1	Bank of Montreal	0.200%	07/24/2013	07/24/2013	44,000,000	44,000,000
P-1, A-1	Bank of Montreal (d)	0.263%	07/18/2013	12/13/2013	70,000,000	70,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.263%	07/08/2013	12/03/2013	87,298,000	87,298,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.240%	07/03/2013	07/03/2013	195,000,000	195,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.230%	10/23/2013	10/23/2013	220,000,000	220,000,000
P-1, A-1	Barclays Bank	0.420%	07/15/2013	07/15/2013	60,000,000	60,000,000
P-1, A-1	Barclays Bank (d)	0.452%	07/19/2013	08/16/2013	100,000,000	100,000,000
P-1, A-1	Barclays Bank (d)	0.404%	07/03/2013	09/03/2013	115,000,000	115,000,000
P-1, A-1	BNP Paribas	0.260%	07/08/2013	07/08/2013	145,000,000	145,000,000
P-1, A-1	BNP Paribas	0.360%	07/11/2013	07/11/2013	40,000,000	40,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)

	Name of Issuer	Interest	Next Payment/	Maturity	Principal	Amortized
Ratings*	and Title of Issue	Rate	Reset Date	Date	Amount	Cost

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.294%	07/05/2013	12/03/2013	$52,379,000	$52,379,000
P-1, A-1	Credit Suisse	0.250%	07/05/2013	07/05/2013	65,000,000	65,000,000
P-1, A-1	Credit Suisse (d)	0.244%	07/05/2013	08/05/2013	60,000,000	60,000,000
P-1, A-1	Credit Suisse	0.270%	10/11/2013	10/11/2013	300,000,000	300,000,000
P-1, A-1	Deutsche Bank AG	0.255%	09/27/2013	09/27/2013	150,000,000	150,000,000
P-1, A-1	Deutsche Bank AG	0.280%	10/30/2013	10/30/2013	50,000,000	50,000,000
P-1, A-1	ING Bank NV	0.260%	10/09/2013	10/09/2013	250,000,000	250,000,000
P-1, A-1	ING Bank NV	0.260%	10/15/2013	10/15/2013	150,000,000	150,000,000
P-1, A-1	Lloyds TSB Bank	0.200%	07/24/2013	07/24/2013	200,000,000	200,000,000
P-1, A-1	Lloyds TSB Bank	0.200%	08/12/2013	08/12/2013	125,000,000	125,000,000
P-1, A-1+	Nordea Bank AB	0.190%	10/04/2013	10/04/2013	100,000,000	99,998,682
P-1, A-1+	Nordea Bank AB (d)	0.278%	07/17/2013	01/17/2014	50,000,000	50,000,000
P-1, A-1	Norinchukin Bank	0.160%	07/19/2013	07/19/2013	50,000,000	50,000,000
P-1, A-1	Norinchukin Bank	0.160%	07/26/2013	07/26/2013	175,000,000	175,000,000
P-1, A-1	Norinchukin Bank	0.160%	07/29/2013	07/29/2013	200,000,000	200,000,000
P-1, A-1+	Rabobank Nederland NV	0.378%	07/17/2013	07/17/2013	29,099,000	29,099,000
P-1, A-1+	Rabobank Nederland NV	0.346%	07/25/2013	07/25/2013	17,460,000	17,460,000
P-1, A-1+	Rabobank Nederland NV	0.356%	07/25/2013	07/25/2013	42,679,000	42,679,000
P-1, A-1+	Rabobank Nederland NV (d)	0.309%	07/09/2013	10/09/2013	116,397,000	116,397,000
P-1, A-1+	Rabobank Nederland NV (d)	0.334%	09/06/2013	03/06/2014	150,000,000	150,000,000
P-1, A-1+	Royal Bank of Canada	0.325%	08/12/2013	08/12/2013	21,339,000	21,339,000
P-1, A-1+	Royal Bank of Canada	0.324%	09/06/2013	09/06/2013	25,879,000	25,879,000
P-1, A-1+	Royal Bank of Canada (d)	0.313%	07/09/2013	04/09/2014	51,000,000	51,000,000
P-1, A-1+	Standard Chartered Bank	0.240%	07/25/2013	07/25/2013	22,000,000	22,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.230%	09/06/2013	09/06/2013	50,000,000	50,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.220%	09/17/2013	09/17/2013	100,000,000	100,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.240%	09/17/2013	09/17/2013	150,000,000	150,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.220%	09/23/2013	09/23/2013	50,000,000	50,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.255%	07/08/2013	07/08/2013	50,439,000	50,439,049
P-1, A-1+	Svenska Handelsbanken AB	0.225%	07/12/2013	07/12/2013	95,000,000	95,000,145
P-1, A-1	Swedbank AB (d)	0.364%	07/05/2013	11/05/2013	70,000,000	70,000,000
P-1, A-1	UBS AG	0.260%	07/09/2013	07/09/2013	150,000,000	150,000,000
P-1, A-1	UBS AG	0.200%	09/30/2013	09/30/2013	200,000,000	200,000,000
P-1, A-1+	Westpac Banking Corp. (d)	0.328%	07/17/2013	01/17/2014	35,000,000	34,999,041

TOTAL CERTIFICATES OF DEPOSIT						4,479,966,917

	OTHER NOTES — 9.6%
P-2, A-1	Bank of America NA	0.260%	09/06/2013	09/06/2013	75,000,000	75,000,000
P-1, A-1	Barclays Bank PLC/Cayman	0.030%	07/01/2013	07/01/2013	100,000,000	100,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.080%	07/01/2013	07/01/2013	141,481,000	141,481,000
P-1, A-1	DnB Bank ASA	0.010%	07/01/2013	07/01/2013	131,559,000	131,559,000
P-1, A-1	JPMorgan Chase Bank NA (d)	0.355%	09/09/2013	07/07/2014	75,000,000	75,000,000
P-1, A-1	Natixis	0.050%	07/01/2013	07/01/2013	151,079,000	151,079,000
P-1, A-1+	Svenska Handelsbanken AB (c)(d)	0.284%	07/29/2013	12/27/2013	45,000,000	45,000,000
P-1, A-1+	Toyota Motor Credit Corp.	0.324%	09/09/2013	09/09/2013	14,600,000	14,600,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)

	Name of Issuer	Interest	Next Payment/	Maturity	Principal	Amortized
Ratings*	and Title of Issue	Rate	Reset Date	Date	Amount	Cost

	OTHER NOTES - (continued)
P-1, A-1	Wells Fargo Bank NA (d)	0.332%	07/22/2013	06/20/2014	$59,000,000	$59,000,000

TOTAL OTHER NOTES						792,719,000

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 11.3%
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by various U.S. Government Obligations, 0.375% - 5.180% due 04/28/2014 - 06/22/2035 valued at $26,520,074); expected proceeds $26,000,260	0.120%	07/01/2013	07/01/2013	26,000,000	26,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/24/2013 (collateralized by various U.S. Government Obligations, 2.500% - 7.000% due 05/01/2022 - 06/01/2043 valued at $102,000,001); expected proceeds $100,001,361	0.070%	07/01/2013	07/01/2013	100,000,000	100,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/26/2013 (collateralized by various U.S. Government Obligations, 2.000% - 6.000% due 12/01/2019 - 07/01/2043 valued at $255,000,001); expected proceeds $250,003,403	0.070%	07/03/2013	07/03/2013	250,000,000	250,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/27/2013 (collateralized by various U.S. Government Obligations, 2.500% - 6.500% due 04/01/2022 - 06/01/2043 valued at $102,000,001); expected proceeds $100,001,333	0.060%	07/05/2013	07/05/2013	100,000,000	100,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by various U.S. Government Obligations, 0.500% - 4.750% due 05/28/2014 - 06/23/2015 valued at $42,844,855); expected proceeds $42,000,455	0.130%	07/01/2013	07/01/2013	42,000,000	42,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by various U.S. Government Obligations, 3.000% - 4.500% due 09/15/2042 - 03/20/2043 valued at $156,060,001); expected proceeds $153,001,785	0.140%	07/01/2013	07/01/2013	153,000,000	153,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)

	Name of Issuer	Interest	Next Payment/	Maturity	Principal	Amortized
Ratings*	and Title of Issue	Rate	Reset Date	Date	Amount	Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-2, A-2	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by various U.S. Government Obligations, 2.000% - 6.500% due 11/01/2030 - 06/01/2043 valued at $275,400,001); expected proceeds $270,003,375	0.150%	07/01/2013	07/01/2013	$270,000,000	$270,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						941,000,000

	TREASURY REPURCHASE AGREEMENTS — 3.4%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 2.500% due 03/31/2015 valued at $229,500,013); expected proceeds $225,001,875	0.100%	07/01/2013	07/01/2013	225,000,000	225,000,000
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 04/10/2013 (collateralized by a U.S. Treasury Strip, 0.000% due 11/21/2013 valued at $56,100,049); expected proceeds $55,015,767	0.120%	07/05/2013	07/05/2013	55,000,000	55,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						280,000,000

TOTAL INVESTMENTS(e)(f) — 100.0%						8,293,382,977
Other Assets in Excess of Liabilities — 0.0%(g)						1,197,005
NET ASSETS — 100.0%						$8,294,579,982

(a)
Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 8.38% of net assets as of June 30, 2013.

(b)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 10.47% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Floating Rate Note- Interest rate shown is rate in effect at June 30, 2013.
(e)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)
(f)	Also represents the cost for federal tax purposes.
(g)	Amount represents less than 0.05% of net assets.
*	Moody's rating, Standard & Poor's rating, respectively.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Schedule of Investments (continued)
June 30, 2013 (Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 –	-
Level 2 –	$8,293,382,977
Level 3 –	-
Total	$8,293,382,977

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the period ended June 30, 2013, there were no transfers between levels.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO

Statement of Assets and Liabilities
June 30, 2013 (Unaudited)

Assets:
Investments at market value and amortized cost (Note 2)	$7,072,382,977
Repurchase agreements, at amortized cost	1,221,000,000
Total Investments	8,293,382,977
Cash	48
Interest receivable	1,744,247
Prepaid expenses and other assets	125,424
Total Assets	8,295,252,696

Liabilities:
Advisory fee payable	297,080
Custodian fee payable	140,087
Dividend payable	130,619
Administration fee payable	51,787
Professional fees payable	31,521
Transfer agent fee payable	18,908
Other accrued expenses and liabilities	2,712
Total Liabilities	672,714
Net Assets	$8,294,579,982

Net assets consist of:
Capital stock, $0.001 par value; $8,294,563,192 shares issued and outstanding	$8,294,563
Capital paid in excess of par	8,286,268,629
Accumulated net realized gain on investments	16,790
Net Assets	$8,294,579,982

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO

Statement of Operations
Period Ended June 30, 2013 (Unaudited)*

Investment Income:
Interest	$9,402,114

Expenses:
Advisory fee	695,545
Administration fee	298,091
Custodian fee	140,087
Professional fees	64,913
Transfer agent fee	59,618
Trustee fee	30,827
Miscellaneous expenses	9,622
Total expenses	1,298,703
Net Investment Income	8,103,411

Net Realized Gain on Investments:
Net realized gain on investments	16,790

Net increase in net assets resulting from operations	$8,120,201

* The Portfolio commenced operations on January 14, 2013.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Statement of Changes in Net Assets

(Unaudited) Six Months Ended June 30, 2013*
From Operations:
Net investment income	$8,103,411
Net realized gain on investments	16,790
Net increase in net assets from operations	8,120,201
Distributions From:
Net investment income	(8,103,411)
Total distributions	(8,103,411)
From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold (a)	44,857,293,988
Cost of redemptions	(36,562,730,796)
Net increase (decrease) in net assets from Fund share transactions	8,294,563,192

Net Increase in Net Assets	8,294,579,982
Net Assets
Beginning of period	—
End of period	$8,294,579,982
Undistributed net investment income	$—

*	The Portfolio commenced operations on January 14, 2013.

(a)	Includes subscriptions as a result of an in-kind transfer of securities (see Note 6).

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Financial Highlights

	(Unaudited)Period Ended 6/30/13 *
Per Share Operating Performance:
Net asset value, beginning of period	$1.0000
Net investment income	0.0009
Net realized gain on investments	0.0000	(a)
Total from investment operations	0.0009
Distributions from:
Net investment income	(0.0009)

Net asset value, end of period	$1.0000

Total Investment Return(b)	0.09%

Ratios and Supplemental Data:
Ratio of expenses to average net assets	0.03	%(c)
Ratio of net investment income to average net assets	0.21	%(c)
Net assets, end of period (in millions)	$8,295

*	The Portfolio commenced operations on January 14, 2013.

(a)	Amount is less than $0.00005 per share.

(b)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period. Amounts for periods less than one year have not been annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Notes to Financial Statements
June 30, 2013 (Unaudited)

1.   Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established five series of shares of beneficial interest representing interests in five separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator Securities Lending Short-Term Bond Portfolio, State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and State Street Navigator Securities Lending MET Portfolio (each a “Fund”). As of June 30, 2013, only the State Street Navigator Securities Lending Prime Portfolio, State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and the State Street Navigator Securities Lending MET Portfolio (the “Fund”) have commenced operations. The Fund commenced operations on January 14, 2013 by way of an in-kind distribution of 37.6% of the assets of the State Street Navigator Securities Lending Prime Portfolio. Information presented in these financial statements pertains only to the Fund. The Fund is a money market fund used as a vehicle for the investment of cash collateral received by lenders in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”). Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP. Shares of the Fund are only offered to, and may only be held by, the Met Investors Series Trust, Metropolitan Series Fund, and Metropolitan Life Insurance Company and their respective series, portfolios or sub-accounts. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.   Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund:

Security Valuation: The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. These securities are generally included in Level 2.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: A Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities ordinarily consist of United States Government securities. Repurchase agreements are fully collateralized at all times. Collateral for certain tri-party repurchase agreements is held at a third-party custodian in a segregated account for the benefit of the Fund and the counterparty. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Fund’s investment adviser, SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corporation and an affiliate of State Street. However, the Fund may invest up to five percent of its net assets in repurchase agreements maturing in more than seven days.

At period end, the Fund had investments in repurchase agreements with gross values of $1,221,000,000.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

At June 30, 2013, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States (“GAAP”).

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Notes to Financial Statements (continued)
June 30, 2013 (Unaudited)

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown, as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3.   Expenses
Contractual expenses of each Fund are charged to the specific Fund. Other Trust expenses are allocated to each Fund in an equitable manner, as approved by the Trustees of the Trust, taking into consideration the nature and type of expense, the number of Funds and the relative net assets of the Funds.

Fees, Compensation Paid and Transactions with Affiliates
SSgA FM serves as the Fund’s investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund’s average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4.   Trustees’ Fees
The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $5,000 for in-person attendance at board and committee meetings and $2,000 for meetings held telephonically. The Trust also pays each trustee an annual retainer of $50,000 and pays the Chairman of the Board an additional retainer of $20,000 and the Chairman of the Audit Committee and the Chairman of the Governance Committee each an additional retainer of $5,000.

Each trustee is also reimbursed for out-of-pocket and travel expenses related to attendance of such meetings.

5.   Beneficial Interest
At June 30, 2013, one (1) shareholder owned over 5% of the Fund's outstanding shares, amounting to 100.00% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

6.   In-Kind Transfer of Securities
On January 14, 2013, units of the Fund were issued in connection with the transfer of net assets, including seventy-two (72) securities transferred totaling $6,918,053,656 from the State Street Navigator Securities Lending Prime Portfolio at amortized cost.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
General Information
June 30, 2013 (Unaudited)

Proxy Voting Policies and Procedures
Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Trustees Nicholas Bonn Michael A. Jessee George J. Sullivan Jr. Peter Tufano	Investment Adviser SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Public Registered Accounting Firm PricewaterhouseCoopers LLP 125 High Street Boston, MA 02110	Legal Counsel Goodwin Procter LLP 53 State Street Exchange Place Boston, MA 02109

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information.  This is not a prospectus intended for use in the purchase or sale of Fund shares.

Item 2.	Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR.

Item 3.	Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR.

Item 5.	Disclosure of Audit Committees for Listed Companies.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable to this Filing.

Item 11.	Controls and Procedures.

(a)
The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(2)	Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended.

(b)
Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):	State Street Navigator Securities Lending Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 6, 2013

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer

Date:	September 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President
(Principal Executive Officer)

Date:	September 6, 2013

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer
(Principal Financial Officer)

Date:	September 6, 2013